Guarantees and commitments (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Guarantees
Maturity less than 1 year	SFr 34,698	SFr 47,842
Maturity between 1 to 3 years	13,349	8,965
Maturity between 3 to 5 years	4,507	2,679
Maturity greater than 5 years	2,515	2,920
Total gross amount	55,069	62,406
Total net amount	53,956	61,293
Carrying value	910	1,071
Collateral received	8,406	19,907
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,916	2,495
Maturity between 1 to 3 years	744	733
Maturity between 3 to 5 years	284	257
Maturity greater than 5 years	458	601
Total gross amount	4,402	4,086
Total net amount	4,193	3,846
Carrying value	25	30
Collateral received	1,729	1,657
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,295	4,899
Maturity between 1 to 3 years	1,992	1,284
Maturity between 3 to 5 years	627	1,203
Maturity greater than 5 years	85	106
Total gross amount	6,999	7,492
Total net amount	6,100	6,625
Carrying value	78	43
Collateral received	3,144	3,188
Securities lending indemnifications
Guarantees
Maturity less than 1 year	0	12,257
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	0	12,257
Total net amount	0	12,257
Carrying value	0	0
Collateral received	0	12,257
Derivatives
Guarantees
Maturity less than 1 year	23,529	24,599
Maturity between 1 to 3 years	10,061	6,157
Maturity between 3 to 5 years	3,149	986
Maturity greater than 5 years	1,450	1,816
Total gross amount	38,189	33,558
Total net amount	38,189	33,558
Carrying value	755	954
Other guarantees
Guarantees
Maturity less than 1 year	3,958	3,592
Maturity between 1 to 3 years	552	791
Maturity between 3 to 5 years	447	233
Maturity greater than 5 years	522	397
Total gross amount	5,479	5,013
Total net amount	5,474	5,007
Carrying value	52	44
Collateral received	3,533	2,805
Bank
Guarantees
Maturity less than 1 year	34,538	47,619
Maturity between 1 to 3 years	13,250	8,885
Maturity between 3 to 5 years	4,482	2,646
Maturity greater than 5 years	2,499	2,899
Total gross amount	54,769	62,049
Total net amount	53,656	60,936
Carrying value	905	1,067
Collateral received	8,323	19,839
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,908	2,488
Maturity between 1 to 3 years	743	733
Maturity between 3 to 5 years	285	257
Maturity greater than 5 years	451	593
Total gross amount	4,387	4,071
Total net amount	4,178	3,832
Carrying value	24	30
Collateral received	1,727	1,654
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,201	4,798
Maturity between 1 to 3 years	1,929	1,219
Maturity between 3 to 5 years	603	1,178
Maturity greater than 5 years	81	97
Total gross amount	6,814	7,292
Total net amount	5,915	6,425
Carrying value	75	40
Collateral received	3,104	3,155
Bank | Securities lending indemnifications
Guarantees
Maturity less than 1 year	0	12,257
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	0	12,257
Total net amount	0	12,257
Carrying value	0	0
Collateral received	0	12,257
Bank | Derivatives
Guarantees
Maturity less than 1 year	23,528	24,599
Maturity between 1 to 3 years	10,061	6,157
Maturity between 3 to 5 years	3,149	981
Maturity greater than 5 years	1,451	1,815
Total gross amount	38,189	33,552
Total net amount	38,189	33,552
Carrying value	755	954
Bank | Other guarantees
Guarantees
Maturity less than 1 year	3,901	3,477
Maturity between 1 to 3 years	517	776
Maturity between 3 to 5 years	445	230
Maturity greater than 5 years	516	394
Total gross amount	5,379	4,877
Total net amount	5,374	4,870
Carrying value	51	43
Collateral received	SFr 3,492	SFr 2,773